FINANCIAL INCOME (EXPENSE), NET (Schedule of Financial Income (Expense), Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial income:
Interest income	$ 132	$ 204	$ 551
Foreign currency translation gains, net	204		572
Change in fair value of SWAP	2,373	608	225
Other	197
Financial income	2,906	812	1,348
Financial expense:
Foreign currency translation losses, net		(779)
Interest and change in fair value of payment obligation related to acquisitions	(43)	(1,303)	(489)
Issuance costs of convertible debt
Interest expense on debts	(4,794)	(5,306)	(2,313)
Change in fair value of convertible debt	(3,785)	(1,350)	(175)
Bank charges and other	(206)	(362)	(310)
Financial expenses	(8,828)	(9,100)	(3,287)
Financial expense, net	$ (5,922)	$ (8,288)	$ (1,939)